GENERAL (Details) (USD $)	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2013		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 12, 2011	Dec. 31, 2013	Dec. 31, 2012 Board_Member	Dec. 31, 2011	Feb. 07, 2013
Ownership interests:
Investment Consolidation Method												100.00%
Limited Partners' Capital Account, Units Issued	45,663,096									45,663,096	36,246,149
Partners' Capital Account, Units, Sold in Public Offering	5,100,000	[1]	4,316,947	[1]	5,824,590	[1]	7,294,305	[1]	13,800,000
Proceeds from issuance of equity									$ 310,500,000	$ 280,586,000	$ 401,851,000	$ 0
Number of board members that become electable by the common unitholders											4
Maximum number of board of directors											7
Percentage ownership in subsidiary													100.00%
Number of vessels partnership interest	4									4
Negative working capital	104,700,000									104,700,000
Debt, Long-term and Short-term, Combined Amount	889,471,000									889,471,000	704,519,000
Golar Maria Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount	84,525,000									84,525,000	0
Maturity date										2014-12-31
Interest rate swap
Ownership interests:
Credit Risk Derivative Liabilities, at Fair Value	$ 31,900,000									$ 31,900,000
FSRUs [Member]
Ownership interests:
Number of vessels partnership interest	4									4
LNG Carriers [Member]
Ownership interests:
Number of vessels partnership interest	4									4
Common Units [Member]
Ownership interests:
Limited Partners' Capital Account, Units Issued									23,127,254
Subordinated Units [Member]
Ownership interests:
Limited Partners' Capital Account, Units Issued									15,949,831
Golar LNG Partners
Ownership interests:
Investment Consolidation Method									60.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest									98.00%
Golar GP LLC [Member]
Ownership interests:
General partners ownership interest									2.00%
Golar GP LLC [Member] | Incentive Distribution Rights [Member]
Ownership interests:
Ownership of incentive distribution rights									81.00%
Golar Energy [Member] | Incentive Distribution Rights [Member]
Ownership interests:
Ownership of incentive distribution rights									19.00%

[1]	Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively.